Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Derivative assets	£ 68	£ 140
Derivative liabilities	59	140
Financial assets	1,682	1,652
Other financial assets	93	77	£ 65
Marketable securities [member]
Disclosure of financial liabilities [line items]
Financial assets		8
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	93	77
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	68	140
Derivative liabilities	59	140
Level 2 of fair value hierarchy [member] | Marketable securities [member]
Disclosure of financial liabilities [line items]
Financial assets	0	8
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	£ 93	£ 77	£ 65